Stock-based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 61,246	$ 48,925	$ 107,425	$ 102,698	$ 1,353,489	$ 269,669
Research and Development [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense					678,180	212,168
General and Administrative [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense					$ 675,309	$ 57,501